Accounts Receivable - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 25,146	$ 3,578	¥ 11,975
Less: allowance for expected credit loss	(2,948)	(420)	(1,601)	$ (219)	¥ (37)
Accounts receivable and allowance for expected credit loss	¥ 22,198	$ 3,158	¥ 10,374